UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

April 30, 2012

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at April 30, 2012
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.15%
	Consumer Products - 0.15%
18,550,467	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b) (c) (d)	$4,568,980

	Total Corporate Bonds & Notes (Cost $18,550,467)	4,568,980

Shares

Preferred Stocks - 0.01%
	Insurance & Reinsurance - 0.01%
4,626	Ecclesiastical Insurance, 8.625% (United Kingdom)	8,634
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c) (d)	194,023

	Total Preferred Stocks (Cost $1,022,630)	202,657

Common Stocks - 92.18%
	Annuities & Mutual Fund Management & Sales - 4.62%
5,812,879	Bank of New York Mellon Corp. (The)	137,474,588

	Auto Supply - 0.00%
191,736	ISE, Ltd.[1] (a) (b)	—
460,467	ISE, Ltd. Restricted Voting Shares[1] (a) (b) (d)	—

		—

	Automotive - 4.70%
4,946,400	Toyota Industries Corp. (Japan)	139,715,406

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (d)	26,318

Shares	Security†	Value (Note 1)

	Depository Institutions - 4.01%
5,459	Carver Bancorp, Inc. (a)	$26,476
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	18,861,500
490,000	Comerica, Inc.	15,689,800
10,538,132	KeyCorp	84,726,581

		119,304,357

	Diversified Operations - 9.36%
4,375,734	Brookfield Asset Management, Inc., Class A (Canada)	144,311,707
9,353,000	Hutchison Whampoa, Ltd. (Hong Kong)	89,990,069
7,402,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	44,176,585

		278,478,361

	Financial Insurance - 0.02%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (d)	555,000

	Holding Companies - 20.28%
80,770	Capital Southwest Corp.	7,731,304
17,667,000	Cheung Kong Holdings, Ltd. (Hong Kong)	234,993,768
7,493,209	Investor AB, Class A (Sweden)	147,159,566
155,010,000	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	12,586,764
1,231,142	RHJ International (Belgium) (a)	6,453,449
1,982,750	RHJ International (Belgium) (a) (d)	10,393,257
54,464,500	Wheelock & Co., Ltd. (Hong Kong)	183,919,870

		603,237,978

	Insurance & Reinsurance - 0.84%
39,898	Alleghany Corp. (a)	13,681,024
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (d)	140,250
9,337	RS Holdings Corp., Class A (a) (b) (c) (d)	1,772

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Insurance & Reinsurance (continued)
21,628	White Mountains Insurance Group, Ltd.[2]	$11,311,444

		25,134,490

	Manufactured Housing - 2.77%
983	Fleetwood Homes, Inc. (a) (b) (c) (d)	82,570,207

	Mutual Holding Companies - 0.02%
203,928	SFSB, Inc. (a) (c)	484,329

	Non-U.S. Real Estate Operating Companies - 19.40%
22,179,000	Hang Lung Group, Ltd. (Hong Kong)	139,214,593
19,167,000	Hang Lung Properties, Ltd. (Hong Kong)	70,900,595
64,413,054	Henderson Land Development Co., Ltd. (Hong Kong)	366,952,625

		577,067,813

	Oil & Gas Production & Services - 3.02%
752,574	Cenovus Energy, Inc. (Canada)	27,280,808
518,149	Devon Energy Corp.	36,192,708
1,263,624	EnCana Corp. (Canada)	26,460,287

		89,933,803

	Semiconductor Equipment Manufacturers - 1.33%
3,309,207	Applied Materials, Inc.	39,677,392

	Steel & Specialty Steel - 8.54%
3,051,972	POSCO, ADR (South Korea)	254,076,669

	Telecommunications Equipment - 2.18%
1,813,484	Sycamore Networks, Inc. (a) (c)	28,272,216
9,696,318	Tellabs, Inc.	36,555,119

		64,827,335

Shares	Security†	Value (Note 1)

	U.S. Real Estate Operating Companies - 6.48%
9,487,910	FNC Realty Corp. (a) (b) (c)	$6,641,537
8,240,875	Forest City Enterprises, Inc., Class A (a) (c)	131,441,956
21,798	Forest City Enterprises, Inc., Class B (a) (c)	345,934
1,816,627	Tejon Ranch Co. (a) (c)	54,244,482

		192,673,909

	Utilities, Utility Service Companies & Waste Management - 4.61%
8,541,918	Covanta Holding Corp. (c)	137,097,784

	Total Common Stocks (Cost $2,513,808,269)	2,742,335,739

Investment Amount ($)

Limited Partnerships - 0.01%
	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	353,635

	Total Limited Partnerships (Cost $32,494)	353,635

	Total Investment Portfolio - 92.35% (Cost $2,533,413,860)	2,747,461,011
	Other Assets less Liabilities - 7.65%	227,597,728

	NET ASSETS - 100.00%	$2,975,058,739

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Notes:

ADR:	American Depositary Receipt

PIK:	Payment-in-kind

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Restricted security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

983	Fleetwood Homes, Inc.	8/14/09-4/29/11	$68,785,900	$83,998.18
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$18,550,467	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	3/16/07-4/10/12	18,550,467	24.63
460,467	ISE, Ltd. Restricted Voting Shares	3/8/06 - 4/11/08	4,280,822	—
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	42,781,514	15,000.00
127,500	Olympus Re Holdings, Ltd.	12/20/01	12,019,608	1.10
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	5.24
9,337	RS Holdings Corp., Class A	5/9/03	9,105	0.19
1,022,245	RS Holdings Corp., Convertible,
	Class A Pfd.	3/18/02-4/20/04	1,013,140	0.19

At April 30, 2012, these restricted securities had a total market value of $98,449,807 or 3.31% of net assets of the Fund.

†	U.S. unless otherwise noted.

#	Amount represents less than 0.01% of total net assets.

1	Incorporated in Cayman Islands.

2	Incorporated in Bermuda.

Country Concentration

	% of Net Assets

Hong Kong	39.04%
United States	27.89
South Korea	8.54
Canada	6.66
Sweden	4.95
Japan	4.70
Belgium	0.57
Bermuda	0.00	#
United Kingdom	0.00	#

Total	92.35%

#	Amount represents less than 0.01% of total net assets.

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2012
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,948,790,034)	$2,288,429,709
Affiliated issuers (cost of $584,623,826)	459,031,302

Total investments (cost of $2,533,413,860)	2,747,461,011
Cash	220,117,080
Receivable for securities sold	14,574,493
Dividends and interest receivable	10,982,201
Receivable for fund shares sold	566,753
Tax receivable	545,965
Other assets	65,090
Other receivables	43,479

Total assets	2,994,356,072

Liabilities:
Payable for fund shares redeemed	11,568,706
Payable for securities purchased	3,426,386
Payable to investment adviser (Note 3)	2,297,960
Accrued expenses	983,858
Payable for shareholder servicing fees (Note 3)	957,161
Distribution fees payable (Note 6)	36,964
Payable to trustees and officers	26,298

Total liabilities	19,297,333

Net assets	$2,975,058,739

Summary of net assets:
Capital stock, $0.001 par value	$3,168,012,635
Accumulated distributions in excess of net investment income	(83,744,057)
Accumulated net realized losses on investments and foreign currency transactions	(323,373,084)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	214,163,245

Net assets applicable to capital shares outstanding	$2,975,058,739

Investor Class:
Net assets applicable to 536,757 shares outstanding, unlimited number of shares authorized	$24,524,053

Net asset value, offering and redemption price per share	$45.69

Institutional Class:
Net assets applicable to 64,571,269 shares outstanding, unlimited number of shares authorized	$2,950,534,686

Net asset value, offering and redemption price per share	$45.69

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

Investment Income:
Interest - unaffiliated issuers	$2,729,885
Interest - affiliated issuers (Note 5)	539,789
Dividends - unaffiliated issuers (net of foreign withholding tax of $2,400,497)	19,078,280
Dividends - affiliated issuers (Note 5)	1,942,554
Other income	219,418

Total investment income	24,509,926

Expenses:
Investment advisory fees (Note 3)	14,194,240
Shareholder servicing fees (Note 3)	1,896,534
Transfer agent fees	533,542
Reports to shareholders	385,779
Custodian fees	309,406
Trustees’ and officers’ fees and expenses	249,449
Auditing fees	96,728
Administration fees (Note 3)	86,743
Legal fees	83,245
Accounting fees	73,092
Insurance expenses	53,550
Distribution fees (Note 6)	30,654
Registration and filing fees	27,200
Miscellaneous expenses	36,722

Total expenses	18,056,884
Recovery of expenses previously waived (Note 3)	146,487
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(35,632)

Net expenses	18,167,739

Net investment income	6,342,187

Realized and unrealized gain/(loss) on investments, redemption-in-kind, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	48,138,923
Net realized gain on investments - affiliated issuers	17,894,532
Net realized gain on redemption-in-kind transaction (Note 2)	19,193,298
Net realized loss on foreign currency transactions	(111,762)
Net change in unrealized appreciation/(depreciation) on investments	89,313,239
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	291,602

Net gain on investments and foreign currency transactions	174,719,832

Net increase in net assets resulting from operations	$181,062,019

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income	$6,342,187	$39,379,109
Net realized gain on investments - unaffiliated issuers	48,138,923	351,324,048
Net realized gain/(loss) on investments - affiliated issuers	17,894,532	(1,007,059)
Net realized gain on redemption-in-kind transaction	19,193,298	—
Net realized gain/(loss) on foreign currency transactions	(111,762)	190,953
Net change in unrealized appreciation/(depreciation) on investments	89,313,239	(790,476,704)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	291,602	(366,684)

Net increase/(decrease) in net assets resulting from operations	181,062,019	(400,956,337)

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(448,508)	(380,280)
Institutional Class	(67,360,806)	(93,625,411)

Decrease in net assets from dividends and distributions	(67,809,314)	(94,005,691)

Capital Share Transactions:
Proceeds from sale of shares	84,340,324	281,493,639
Net asset value of shares issued in reinvestment of dividends and distributions	64,227,070	89,053,928
Redemption fees	24,702	46,631
Cost of shares redeemed	(657,724,624)	(1,457,099,508)
Cost of shares transferred out for redemption-in-kind transaction	(106,255,348)	—

Net decrease in net assets resulting from capital share transactions	(615,387,876)	(1,086,505,310)

Net decrease in net assets	(502,135,171)	(1,581,467,338)
Net assets at beginning of period	3,477,193,910	5,058,661,248

Net assets at end of period (including accumulated distributions in excess of net investment income of $(83,744,057) and $(22,276,930), respectively)	$2,975,058,739	$3,477,193,910

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$44.00		$50.09	$46.32

Income/(loss) from investment operations:
Net investment income@	0.04		0.37	0.59
Net gain/(loss) on investment transactions (both realized and unrealized)	2.44	[2]	(5.56)[2]	3.18	[1]

Total from investment operations	2.48		(5.19)	3.77

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.79)		(0.90)	—

Total dividends and distributions	(0.79)		(0.90)	—

Net asset value, end of period	$45.69		$44.00	$50.09

Total return[3]	5.92%[4]		(10.62)%	8.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,524		$25,547	$18,553
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.39%[5]		1.38%	1.46%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.40	%5†	1.40%†	1.40	%5#
Ratio of net investment income to average net assets	0.18%[5]		0.75%	1.54%[5]
Portfolio turnover rate	3%[4]		6%	2%[4]

1	Includes redemption fees of $0.04 per share.

2	Includes redemption fees of $0.01 per share

3

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

4	Not annualized.

5	Annualized.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) to October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2012 (Unaudited)

			Years Ended October 31,

Institutional Class:			2011	2010	2009	2008	2007

Net asset value, beginning of period	$44.08		$50.13	$44.60	$35.16	$68.04	$60.29

Income/(loss) from investment operations:
Net investment income	0.09	@	0.43 @	0.71 @	0.81 @	1.01 @	1.52
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.42		(5.51)	5.96	8.81	(31.80)	9.57

Total from investment operations	2.51		(5.08)	6.67	9.62	(30.79)	11.09

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.90)		(0.97)	(1.14)	(0.18)	(1.63)	(3.24)
Distributions from realized gains	—		—	—	(0.00)*	(0.46)	(0.10)

Total dividends and distributions	(0.90)		(0.97)	(1.14)	(0.18)	(2.09)	(3.34)

Net asset value, end of period	$45.69		$44.08	$50.13	$44.60	$35.16	$68.04

Total return[2]	6.02%[4]		(10.42)%	15.25%	27.59%	(46.52)%	19.25%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,950,535		$3,451,647	$5,040,109	$5,688,276	$5,372,294	$12,124,948
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.14%[5]		1.13%	1.19%	1.17%	1.11%	1.08%
After fee waivers/expense offset arrangement/recovery[3]	1.15	%5†	1.15%†	1.15%#	1.17%	1.11%	1.08%
Ratio of net investment income to average net assets	0.40%[5]		0.86%	1.55%	2.23%	1.89%	1.32%
Portfolio turnover rate	3%[4]		6%	2%	5%	17%	5%

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

[4]	Not annualized.

[5]	Annualized.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Amount is less than $0.01.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.25%

	U.S. Real Estate Investment Trust - 0.25%
74,250	Excel Trust, Inc., 8.125%	$1,875,555

	Total Preferred Stocks (Cost $1,856,250)	1,875,555

Common Stocks - 78.36%

	Agriculture - 0.51%
232,087	Viterra, Inc. (Canada)	3,737,920

	Auto Supply - 0.94%
405,530	Superior Industries International, Inc.	6,938,618

	Chemicals & Industrial Materials - 7.01%
135,417	Compass Minerals International, Inc.	10,362,109
158,859	Lanxess AG (Germany)	12,648,411
123,126	Minerals Technologies, Inc.	8,261,755
240,721	Sensient Technologies Corp.	8,942,785
60,514	Stepan Co.	5,498,302
91,296	Westlake Chemical Corp.	5,838,379

		51,551,741

	Computer Peripherals - 1.99%
485,487	Lexmark International, Inc., Class A	14,613,159

	Consulting and Information Technology Services - 3.45%
375,670	ICF International, Inc. (a)	9,369,210
510,456	ManTech International Corp., Class A	16,038,528

		25,407,738

	Consumer Products - 1.61%
325,862	JAKKS Pacific, Inc.	6,214,188
101,155	J&J Snack Foods Corp.	5,670,749

		11,884,937

Shares	Security†	Value (Note 1)

	Electronic Components - 6.66%
655,492	Bel Fuse, Inc., Class B (c)	$11,661,203
405,684	Electronics for Imaging, Inc. (a)	7,241,459
1,134,929	Ingram Micro, Inc., Class A (a)	22,085,718
857,266	MEMC Electronic Materials, Inc. (a)	3,077,585
169,817	Park Electrochemical Corp.	4,899,220

		48,965,185

	Energy Services - 7.67%
269,138	Bristow Group, Inc.	13,147,391
954,304	Pioneer Drilling Co. (a)	7,519,916
211,228	SEACOR Holdings, Inc. (a)	19,629,418
506,920	SemGroup Corp., Class A (a)	16,120,056

		56,416,781

	Forest Products & Paper - 2.82%
633,800	Canfor Corp. (Canada) (a)	6,942,062
885,166	P.H. Glatfelter Co.	13,790,886

		20,732,948

	Healthcare - 4.00%
1,055,640	Cross Country Healthcare, Inc. (a)	4,866,500
96,270	Haemonetics Corp. (a)	6,890,044
281,712	Teleflex, Inc.	17,654,891

		29,411,435

	Holding Companies - 6.66%
182,855	Ackermans & van Haaren NV (Belgium)	15,674,807
731,866	JZ Capital Partners, Ltd. (Guernsey)	4,240,257
1,590,916	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (d)	9,217,388
308,007	Leucadia National Corp.	7,657,054
473,984,230	PYI Corp., Ltd. (Hong Kong)[1] (c)	12,218,214

		49,007,720

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)

	Industrial Capital Equipment Manufacturers - 1.07%
473,977	Electro Scientific Industries, Inc.	$6,758,912
45,464	Rofin-Sinar Technologies, Inc. (a)	1,145,693

		7,904,605

	Industrial Equipment - 3.86%
133,849	Alamo Group, Inc.	4,508,034
569,485	Oshkosh Corp. (a)	13,001,343
657,945	Wacker Neuson SE (Germany)	10,864,723

		28,374,100

	Industrial Services - 2.13%
246,350	EMCOR Group, Inc.	7,222,982
138,759	UniFirst Corp.	8,430,997

		15,653,979

	Insurance & Reinsurance - 4.92%
42,329	Alleghany Corp. (a)	14,514,614
194,536	Arch Capital Group, Ltd. (Bermuda) (a)	7,641,374
9,824	E-L Financial Corp., Ltd. (Canada)	4,201,691
306,831	HCC Insurance Holdings, Inc.	9,806,319

		36,163,998

	Media - 5.33%
186,124	Liberty Media Corp. - Liberty Capital, Series A (a)	16,274,683
636,678	Madison Square Garden, Co. (The), Class A (a)	22,901,308

		39,175,991

	Metals Manufacturing - 2.43%
238,008	Encore Wire Corp.	6,066,824
224,070	Kaiser Aluminum Corp.	11,779,360

		17,846,184

Shares	Security†	Value (Note 1)

	Mining - 1.23%
587,680	Cloud Peak Energy, Inc. (a)	$9,044,395

	Non-U.S. Real Estate Investment Trust - 1.61%
3,302,250	SEGRO PLC (United Kingdom)	11,849,256

	Oil & Gas Production & Services - 0.43%
46,137	Cimarex Energy Co.	3,188,528

	Retail - 2.57%
164,639	Aéropostale, Inc. (a)	3,651,693
545,456	American Eagle Outfitters, Inc.	9,823,663
114,365	Jos. A. Bank Clothiers, Inc. (a)	5,438,056

		18,913,412

	Securities Trading Services - 2.81%
596,785	Broadridge Financial Solutions, Inc.	13,851,380
667,088	Investment Technology Group, Inc. (a)	6,804,298

		20,655,678

	Telecommunications Equipment - 1.47%
144,867	Sycamore Networks, Inc. (a)	2,258,477
2,260,907	Tellabs, Inc.	8,523,619

		10,782,096

	U.S. Real Estate Investment Trust - 0.35%
214,223	Excel Trust, Inc.	2,568,534

	U.S. Real Estate Operating Companies - 4.83%
182,302	Alexander & Baldwin, Inc.	9,326,570
228,891	Alico, Inc.	5,204,981
514,448	Vail Resorts, Inc.	20,979,189

		35,510,740

	Total Common Stocks (Cost $504,396,427)	576,299,678

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Units	Security†	Value (Note 1)

Limited Partnerships - 1.30%

	Holding Companies - 1.30%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (b) (d)	$9,547,500

	Total Limited Partnerships (Cost $20,000,000)	9,547,500

Principal Amount ($)

Short Term Investments - 12.23%

	U.S. Government Obligations - 12.23%
90,000,000	U.S. Treasury Bills, 0.04%-0.13%‡, due 5/17/12-11/15/12	89,964,436

	Total Short Term Investments (Cost $89,969,995)	89,964,436

	Total Investment Portfolio - 92.14% (Cost $616,222,672)	677,687,169
	Other Assets less Liabilities - 7.86%	57,794,909

	NET ASSETS - 100.00%	$735,482,078

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Restricted security subject to restrictions on resale.

Shares/ Units	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

1,000,000	AP Alternative Assets, L.P.	6/8/06	$20,000,000	$9.55
1,590,916	JZ Capital Partners, Ltd. Limited Voting Shares	6/16/09-6/19/09	5,409,402	5.79

At April 30, 2012, these restricted securities had a total market value of $18,764,888 or 2.55% of net assets of the Fund.

†	U.S. unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	77.35%
Germany	3.20
Guernsey	3.13
Belgium	2.13
Canada	2.02
Hong Kong	1.66
United Kingdom	1.61
Bermuda	1.04

Total	92.14%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2012
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $577,450,362)	$653,807,752
Affiliated issuers (cost of $38,772,310)	23,879,417

Total investments (cost of $616,222,672)	677,687,169
Cash	54,886,604
Receivable for securities sold	4,515,967
Dividends and interest receivable	904,126
Receivable for fund shares sold	156,996
Other assets	35,603

Total assets	738,186,465

Liabilities:
Payable for fund shares redeemed	854,008
Payable for securities purchased	835,395
Payable to investment adviser (Note 3)	558,397
Accrued expenses	215,851
Payable for shareholder servicing fees (Note 3)	213,801
Distribution fees payable (Note 6)	19,196
Payable to trustees and officers	7,739

Total liabilities	2,704,387

Net assets	$735,482,078

Summary of net assets:
Capital stock, $0.001 par value	$687,059,362
Accumulated distributions in excess of net investment income	(7,441,197)
Accumulated net realized losses on investments and foreign currency transactions	(5,613,226)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	61,477,139

Net assets applicable to capital shares outstanding	$735,482,078

Investor Class:
Net assets applicable to 412,014 shares outstanding, unlimited number of shares authorized	$8,895,929

Net asset value, offering and redemption price per share	$21.59

Institutional Class:
Net assets applicable to 33,621,398 shares outstanding, unlimited number of shares authorized	$726,586,149

Net asset value, offering and redemption price per share	$21.61

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

Investment Income:
Interest	$32,652
Dividends - unaffiliated issuers (net of foreign withholding tax of $65,041)	3,495,744
Dividends - affiliated issuers (Note 5)	91,769
Other income	18

Total investment income	3,620,183

Expenses:
Investment advisory fees (Note 3)	3,413,057
Shareholder servicing fees (Note 3)	422,291
Transfer agent fees	176,397
Reports to shareholders	87,881
Trustees’ and officers’ fees and expenses	54,717
Auditing fees	42,384
Accounting fees	38,986
Custodian fees	32,770
Administration fees (Note 3)	20,858
Legal fees	19,891
Registration and filing fees	17,991
Insurance expenses	12,023
Distribution fees (Note 6)	10,669
Miscellaneous expenses	11,527

Total expenses	4,361,442
Recovery of expenses previously waived (Note 3)	24,680
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(14,335)

Net expenses	4,371,787

Net investment loss	(751,604)

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(5,418,431)
Net realized loss on investments - affiliated issuers	(1,478,064)
Net realized loss on foreign currency transactions	(101,710)
Net change in unrealized appreciation/(depreciation) on investments	59,198,354
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(5,892)

Net gain on investments and foreign currency transactions	52,194,257

Net increase in net assets resulting from operations	$51,442,653

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income/(loss)	$(751,604)	$1,488,843
Net realized gain/(loss) on investments - unaffiliated issuers	(5,418,431)	71,449,324
Net realized loss on investments - affiliated issuers	(1,478,064)	(12,504,239)
Net realized gain on written options	—	110,141
Net realized gain/(loss) on foreign currency transactions	(101,710)	492,541
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	59,198,354	6,748,687
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(5,892)	(20,068)

Net increase in net assets resulting from operations	51,442,653	67,765,229

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(8,103)	(48,442)
Institutional Class	(2,494,214)	(10,950,536)
Net realized gains:
Investor Class	(24,878)	—
Institutional Class	(2,505,656)	—

Decrease in net assets from dividends and distributions	(5,032,851)	(10,998,978)

Capital Share Transactions:
Proceeds from sale of shares	23,693,828	68,970,537
Net asset value of shares issued in reinvestment of dividends and distributions	4,827,340	10,514,067
Redemption fees	2,841	15,504
Cost of shares redeemed	(141,436,222)	(388,960,587)

Net decrease in net assets resulting from capital share transactions	(112,912,213)	(309,460,479)

Net decrease in net assets	(66,502,411)	(252,694,228)
Net assets at beginning of period	801,984,489	1,054,678,717

Net assets at end of period (including accumulated distributions in excess of net investment income of $(7,441,197) and $(4,187,276), respectively)	$735,482,078	$801,984,489

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$20.25		$19.35	$18.19

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.05)		(0.01)	0.02
Net gain on investment transactions (both realized and unrealized)	1.48	[2]	1.10 [1]	1.14	[2]

Total from investment operations	1.43		1.09	1.16

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.02)		(0.19)	—
Distributions from realized gains	(0.07)		—	—

Total dividends and distributions	(0.09)		(0.19)	—

Net asset value, end of period	$21.59		$20.25	$19.35

Total return[3]	7.09%[4]		5.58%	6.38%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,896		$7,490	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.40%[5]		1.39%	1.42%[5]
After fee waivers/expense offset arrangement/recovery[6]	1.40	%5†	1.40%†	1.40	%5#
Ratio of net investment income/(loss) to average net assets	(0.45)%[5]		(0.07)%	0.10%[5]
Portfolio turnover rate	13%[4]		34%	9%[4]

1	Includes redemption fees of $0.02 per share.

2	Includes redemption fees of less than $0.01 per share.

3

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

4	Not annualized.

5	Annualized.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) to October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2012 (Unaudited)
			Years Ended October 31,

Institutional Class:			2011	2010	2009	2008	2007

Net asset value, beginning of period	$20.30		$19.38	$17.17	$16.45	$27.66	$26.54

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02	)@	0.03 @	0.12 @	0.19 @	0.09 @	0.27
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.47		1.10	2.23	1.18	(8.58)	2.27

Total from investment operations	1.45		1.13	2.35	1.37	(8.49)	2.54

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.07)		(0.21)	(0.14)	(0.12)	(0.23)	(0.43)
Distributions from realized gains	(0.07)		—	—	(0.53)	(2.49)	(0.99)

Total dividends and distributions	(0.14)		(0.21)	(0.14)	(0.65)	(2.72)	(1.42)

Net asset value, end of period	$21.61		$20.30	$19.38	$17.17	$16.45	$27.66

Total return[2]	7.16%[3]		5.80%	13.73%	9.34%	(33.50)%	9.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$726,586		$794,495	$1,050,173	$1,217,827	$1,372,740	$2,245,342
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.15%[4]		1.14%	1.16%	1.13%	1.10%	1.09%
After fee waivers/expense offset arrangement/recovery[5]	1.15	%4†	1.15%†	1.14%#	1.13%	1.10%	1.09%
Ratio of net investment income/(loss) to average net assets	(0.20)%[4]		0.15%	0.65%	1.29%	0.40%	0.95%
Portfolio turnover rate	13%[3]		34%	9%	15%	46%	27%

1	Includes redemption fees of less than $0.01 per share.

2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

3	Not annualized.

4	Annualized.

5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

†	The investment adviser recovered a portion of its previously waived fees.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2012
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.59%

	U.S. Homebuilder - 0.59%
11,320,000	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/16	$10,244,600

	Total Corporate Bonds & Notes (Cost $10,385,897)	10,244,600

Shares or Units

Common Stocks - 79.87%

	Forest Products & Paper - 3.24%
2,751,058	Weyerhaeuser Co. (d)	56,011,541

	Non-U.S. Homebuilder - 3.24%
68,711,973	Taylor Wimpey PLC (United Kingdom)	56,035,195

	Non-U.S. Real Estate Consulting/Management - 1.11%
3,309,535	Savills PLC (United Kingdom)	19,206,883

	Non-U.S. Real Estate Investment Trusts - 17.92%
9,661,263	Centro Retail Australia (Australia) (a)	18,623,105
7,717,855	Centro Retail Australia, Class Action True-Up Securities (Australia) (a) (b) (e)	—
29,880,091	Commonwealth Property Office Fund (Australia)	32,378,872
673,655	Derwent London PLC (United Kingdom)	19,044,873
41,415,719	Dexus Property Group (Australia)	40,348,118
12,457,812	Hammerson PLC (United Kingdom)	84,429,587
24,713,436	Mirvac Group (Australia)	33,346,431
8,839,052	SEGRO PLC (United Kingdom)	31,716,615
5,240,298	Westfield Group (Australia)	50,451,539

		310,339,140

Shares or Units	Security†	Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 29.55%
2,746,126	Brookfield Asset Management, Inc., Class A (Canada)	$90,567,235
10,079,500	CapitaLand, Ltd. (Singapore)	23,946,448
5,727,000	Cheung Kong Holdings, Ltd. (Hong Kong)	76,176,448
3,389,950	City Developments Ltd. (Singapore)	27,777,045
3,362,300	Daibiru Corp. (Japan)	26,454,452
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	30,987,338
8,570,637	Henderson Land Development Co., Ltd. (Hong Kong)	48,825,783
2,940,095	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	18,257,990
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	51,528,931
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	13,575,449
22,721,694	Songbird Estates PLC (United Kingdom) (a)	43,143,857
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	60,454,525

		511,695,501

	Retail-Building Products - 3.71%
2,042,230	Lowe’s Cos., Inc.	64,268,978

	U.S. Real Estate Investment Trusts - 5.84%
3,723,831	First Industrial Realty Trust, Inc. (a)	45,952,075
641,794	Vornado Realty Trust	55,091,597

		101,043,672

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Shares or Units	Security†	Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating Companies - 15.26%
500,500	Consolidated-Tomoka Land Co. (c)	$14,714,700
6,490,864	FNC Realty Corp. (a) (b)	4,543,605
8,846,798	Forest City Enterprises, Inc., Class A (a) (c)	141,106,428
29,513,141	Newhall Holding Co. LLC, Class A Units (a) (c)	39,842,740
941,627	Tejon Ranch Co. (a)	28,116,982
7,354,979	Thomas Properties Group, Inc. (c)	35,892,298

		264,216,753

	Total Common Stocks (Cost $1,235,280,436)	1,382,817,663

Investment Amount ($)

Limited Partnerships - 2.44%

	Investment Fund - 2.44%
37,000,000	Alliance Bernstein Legacy Securities (C1) L.P.[2] (b)	42,311,864

	Total Limited Partnerships (Cost $37,000,000)	42,311,864

Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.05%

	Foreign Currency Put Options - 0.05% (a)
50,000,000	Australian Currency, strike 1.022 AUD, expires 6/6/12	$305,322
50,000,000	Australian Currency, strike 1.022 AUD, expires 6/6/12	316,233
35,000,000	Australian Currency, strike 0.9830 AUD, expires 8/6/12	278,421

	Total Purchased Options (Cost $2,359,386)	899,976

	Total Investment Portfolio - 82.95% (Cost $1,285,025,719)	1,436,274,103
	Other Assets less Liabilities - 17.05% (f) (g)	295,274,626

	NET ASSETS - 100.00%	$1,731,548,729

Notes:

AUD: Australian Dollar

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Security is a Real Estate Investment Trust.

(e)

Class Action True-up Securities were issued to Centro Retail Australia holders who were not exposed to related shareholder class action suits against certain pre-aggregation Centro entities on behalf of existing group members.

(f)	A portion of this security is segregated for future fund commitment.

(g)	Includes $5,090,000 of cash restricted as collateral for forward foreign currency contracts to broker.

†	U.S. unless otherwise noted.

1	Incorporated in Bermuda.

2	Cayman Islands exempted limited partnership.

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Country Concentration

% of Net Assets

United States	31.13%
Hong Kong	16.53
United Kingdom	15.43
Australia	10.11
Canada	5.23
Singapore	2.99
Japan	1.53

Total	82.95%

Schedule of Written Options

Notional Amount ($)	Security	Expiration Date	Strike Price	Value

50,000,000	Australian Currency, Call	6/6/12	1.0578 AUD	$(201,758)
50,000,000	Australian Currency, Call	6/6/12	1.0590 AUD	(185,321)
35,000,000	Australian Currency, Call	8/6/12	1.0375 AUD	(693,802)

	(Premiums received $2,359,386)			$(1,080,881)

AUD: Australian Dollar

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Currency	Counterparty	Settlement Date	Settlement Value	Value at 4/30/12	Unrealized Depreciation

9,613,426,595	JPY	JPMorgan Chase Bank, N.A.	10/29/12	$125,297,166	$120,691,599	$(4,605,567)

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 4/30/12	Unrealized Depreciation

11,628,710,000	JPY	JPMorgan Chase Bank, N.A.	10/29/12	$145,000,000	$145,992,439	$(992,439)

JPY: Japanese Yen

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
April 30, 2012
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $1,029,160,221)	$1,204,717,937
Affiliated issuers (cost of $255,865,498)	231,556,166

Total investments (cost of $1,285,025,719)	1,436,274,103
Cash	309,179,757
Restricted cash pledged to counterparty for collateral management	5,090,000
Foreign currency at value (cost of $1,030)	1,031
Dividends and interest receivable	6,599,108
Receivable for fund shares sold	3,423,580
Other assets	45,358

Total assets	1,760,612,937

Liabilities:
Payable for securities purchased	15,944,524
Unrealized depreciation on forward foreign currency contracts	5,598,006
Payable for fund shares redeemed	4,328,418
Payable to investment adviser (Note 3)	1,266,674
Written options at value (premiums received $2,359,386)	1,080,881
Payable for shareholder servicing fees (Note 3)	428,301
Accrued expenses	328,549
Distribution fees payable (Note 6)	76,887
Payable to trustees and officers	11,968

Total liabilities	29,064,208

Net assets	$1,731,548,729

Summary of net assets:
Capital stock, $0.001 par value	$1,547,454,065
Accumulated distribution in excess of net investment income	(1,106,924)
Accumulated net realized gains on investments and foreign currency transactions	38,402,569
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	146,799,019

Net assets applicable to capital shares outstanding	$1,731,548,729

Investor Class:
Net assets applicable to 2,005,932 shares outstanding, unlimited number of shares authorized	$48,881,344

Net asset value, offering and redemption price per share	$24.37

Institutional Class:
Net assets applicable to 68,803,730 shares outstanding, unlimited number of shares authorized	$1,682,667,385

Net asset value, offering and redemption price per share	$24.46

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

Investment Income:
Interest	$1,666,226
Dividends - unaffiliated issuers (net of foreign withholding tax of $529,163)	14,518,683
Dividends - affiliated issuers (Note 5)	230,659
Other income	6,969

Total investment income	16,422,537

Expenses:
Investment advisory fees (Note 3)	7,201,036
Shareholder servicing fees (Note 3)	783,851
Transfer agent fees	288,414
Reports to shareholders	147,191
Custodian fees	119,765
Trustees’ and officers’ fees and expenses	107,201
Accounting fees	68,412
Distribution fees (Note 6)	56,188
Administration fees (Note 3)	44,006
Auditing fees	40,195
Registration and filing fees	28,936
Insurance expenses	22,930
Legal fees	15,709
Miscellaneous expenses	33,721

Total expenses	8,957,555
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(31,237)

Net expenses	8,926,318

Net investment income	7,496,219

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	53,197,610
Net realized gain on written options	292,849
Net realized loss on foreign currency transactions	(480,188)
Net change in unrealized appreciation/(depreciation) on investments	146,159,081
Net change in unrealized appreciation/(depreciation) on written options	1,278,505
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated
in foreign currency	716,142

Net gain on investments and foreign currency transactions	201,163,999

Net increase in net assets resulting from operations	$208,660,218

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income	$7,496,219	$4,618,750
Net realized gain on investments - unaffiliated issuers	53,197,610	96,186,234
Net realized gain on investments - affiliated issuers	—	3,885,219
Net realized gain on written options	292,849	2,775,546
Net realized loss on foreign currency transactions	(480,188)	(1,189,398)
Net change in unrealized appreciation/(depreciation) on investments	146,159,081	(153,158,956)
Net change in unrealized appreciation/(depreciation) on written options	1,278,505	(474,703)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	716,142	(6,240,818)

Net increase/(decrease) in net assets resulting from operations	208,660,218	(53,598,126)

Dividends and Distributions to Shareholders from:
Net Investment income:
Investor Class	—	(1,201,582)
Institutional Class	—	(66,294,990)

Decrease in net assets from dividends and distributions	—	(67,496,572)

Capital Share Transactions:
Proceeds from sale of shares	180,068,785	395,952,018
Net asset value of shares issued in reinvestment of dividends and distributions	—	60,964,262
Redemption fees	29,458	54,729
Cost of shares redeemed	(284,657,364)	(389,669,216)

Net increase/(decrease) in net assets resulting from capital share transactions	(104,559,121)	67,301,793

Net increase/(decrease) in net assets	104,101,097	(53,792,905)
Net assets at beginning of period	1,627,447,632	1,681,240,537

Net assets at end of period
(including accumulated distributions in excess of net investment income of $(1,106,924) and $(8,603,143) respectively)	$1,731,548,729	$1,627,447,632

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$21.40	$22.90	$20.47

Income/(loss) from investment operations:
Net investment income@	0.08	0.02	0.40
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.89	(0.63)	2.03

Total from investment operations	2.97	(0.61)	2.43

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.89)	—

Total dividends and distributions	—	(0.89)	—

Net asset value, end of period	$24.37	$21.40	$22.90

Total return[2]	13.88%[3]	(2.89)%	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$48,881	$48,327	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.36%[4]	1.38%	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.36%[4]	1.40%†	1.40	%4#
Ratio of net investment income to average net assets	0.69%[4]	0.11%	2.27%[4]
Portfolio turnover rate	2%[3]	32%	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[3]	Not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) to October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2012 (Unaudited)
		Years Ended October 31,

Institutional Class:		2011	2010	2009	2008	2007

Net asset value, beginning of period	$21.45	$22.93	$19.86	$16.21	$35.47	$36.34

Income/(loss) from investment operations:
Net investment income	0.10 @	0.06 @	0.44 @	0.63 @	0.31 @	0.85
Net gain/(loss) on investment transactions (both realized and unrealized)	2.91 [3]	(0.62)[3]	2.89 [3]	3.45 [1]	(15.72)[1]	1.80 [2]

Total from investment operations	3.01	(0.56)	3.33	4.08	(15.41)	2.65

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.92)	(0.26)	(0.43)	(0.60)	(0.89)
Distributions from realized gains	—	—	—	—	(3.25)	(2.63)

Total dividends and distributions	—	(0.92)	(0.26)	(0.43)	(3.85)	(3.52)

Net asset value, end of period	$24.46	$21.45	$22.93	$19.86	$16.21	$35.47

Total return[4]	14.03%[5]	(2.66)%	16.94%	26.16%	(47.87)%	7.68%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,682,667	$1,579,121	$1,652,647	$1,381,313	$1,255,630	$2,934,708
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.11%[6]	1.13%	1.18%	1.18%	1.12%	1.10%
After fee waivers/expense offset arrangement/recovery[7]	1.11%[6]	1.15%†	1.14%#	1.18%	1.12%	1.10%
Ratio of net investment income to average net assets	0.94%[6]	0.26%	2.09%	4.00%	1.22%	1.14%
Portfolio turnover rate	2%[5]	32%	26%	24%	34%	19%

[1]	Includes redemption fees of $0.01 per share.

[2]	Includes redemption fees of $0.02 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

[5]	Not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15% effective December 31, 2009.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants - 91.07%

	Advertising - 2.27%
958,400	Asatsu-DK, Inc. (Japan)	$27,719,176

	Agriculture - 1.44%
1,088,114	Viterra, Inc. (Canada) (c)	17,524,820

	Automotive - 1.99%
439,290	Daimler AG (Germany)	24,285,795

	Building & Construction Products/Services - 2.68%
10,482,120	Tenon, Ltd. (New Zealand) (a) (b)	6,343,082
1,358,262	Titan Cement Co. S.A. (Greece)	26,339,632

		32,682,714

	Capital Goods - 2.06%
503,196	Nexans S.A. (France)	25,154,471

	Corporate Services - 0.78%
22,522,784	Boardroom, Ltd. (Singapore) (b)	9,555,120

	Diversified Operations - 4.16%
1,204,745	Antarchile S.A. (Chile)	21,479,776
3,039,200	Hutchison Whampoa, Ltd. (Hong Kong)	29,241,721

		50,721,497

	Electronic Components - 8.41%
37,050,140	WBL Corp., Ltd. (Singapore) (b)	102,692,509

	Forest Products & Paper - 5.12%
51,395,523	Rubicon, Ltd. (New Zealand) (a) (b)	16,391,149
2,265,983	Weyerhaeuser Co. (d)	46,135,414

		62,526,563

Shares	Security†	Value (Note 1)

	Holding Companies - 12.17%
7,939,408	GP Investments, Ltd., BDR (Brazil)[1] (a) (b)	$18,326,677
3,305,400	Guoco Group, Ltd. (Hong Kong)[1]	27,691,802
1,644,208	Leucadia National Corp.	40,875,011
592,505	LG Corp. (South Korea)	30,198,684
469,645	Pargesa Holding S.A. (Switzerland)	31,433,850

		148,526,024

	Insurance - 8.71%
284,772	Allianz SE (Germany)	31,731,802
230,350	Munich Re (Germany)	33,433,772
78,722	White Mountains Insurance Group, Ltd.[1]	41,171,606

		106,337,180

	Investment Companies - 2.12%
7,136,445	Resolution, Ltd. (Guernsey)	25,919,965

	Investment Technology Services - 0.53%
80,906	OTSUKA Corp. (Japan)	6,506,936

	Media - 0.16%
296,740	Alma Media Corp. (Finland)	2,007,176

	Metals & Mining - 2.91%
200,900	Dundee Precious Metals, Inc. (Canada) (a)	1,563,923
500,400	Dundee Precious Metals, Inc. Warrants, expires 6/29/12 (Canada) (a)	2,533
1,672,046	Kinross Gold Corp. (Canada)	14,979,609
22,869	Kinross Gold Corp. Warrants, expires 9/17/14 (Canada) (a)	13,890
397,186	Newmont Mining Corp.	18,925,913

		35,485,868

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrant (continued)

	Oil & Gas Production & Services - 5.23%
993,802	EnCana Corp. (Canada)	$20,810,214
1,647,210	Petroleum Geo-Services ASA (Norway)	24,853,718
1,976,600	Precision Drilling Corp. (Canada) (a)	18,208,291

		63,872,223

	Other Financial - 2.46%
62,589,892	Yuanta Financial Holding Co., Ltd. (Taiwan) (a)	30,000,119

	Pharmaceuticals - 5.47%
1,104,214	GlaxoSmithKline PLC (United Kingdom)	25,536,450
540,537	Sanofi (France)	41,256,140

		66,792,590

	Real Estate - 11.77%
6,417,961	Atrium European Real Estate Ltd. (Jersey)	31,263,199
1,750,000	Mitsui Fudosan Co., Ltd. (Japan)	32,054,419
8,490,300	SEGRO PLC (United Kingdom)	30,465,210
61,235,872	Taylor Wimpey PLC (United Kingdom)	49,938,371

		143,721,199

	Securities Brokerage - 3.16%
10,205,000	Daiwa Securities Group, Inc. (Japan)	38,564,799

	Telecommunications - 6.05%
38,601,902	Netia S.A. (Poland) (a) (b)	73,817,737

	Transportation - 1.42%
2,504,000	Seino Holdings Co., Ltd. (Japan)	17,345,378

	Total Common Stocks and Warrants (Cost $1,137,153,629)	1,111,759,859

Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.74%

	Foreign Currency Put Options - 0.74% (a)
106,185,000	Euro Currency, strike 1.366 Euro, expires 5/31/12	$3,384,647
136,315,000	Euro Currency, strike 1.366 Euro, expires 5/31/12	4,382,514
61,500,000	Japan Currency, strike 87.94 Yen, expires 3/14/13	604,237
61,500,000	Japan Currency, strike 87.94 Yen, expires 3/14/13	611,326

	Total Purchased Options (Cost $13,420,065)	8,982,724

	Total Investment Portfolio - 91.81% (Cost $1,150,573,694)	1,120,742,583
	Other Assets less Liabilities - 8.19%	99,999,654

	NET ASSETS - 100.00%	$1,220,742,237

Notes:

BDR:	Brazilian Depositary Receipt.

(a)	Non-income producing security.

(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Security is a Real Estate Investment Trust.

†	U.S. unless otherwise noted.

[1]	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Country Concentration

% of Net Assets

United States	12.69%
Japan	10.11
Singapore	9.20
United Kingdom	8.68
Germany	7.33
Poland	6.05
Canada	5.99
France	5.44
Hong Kong	4.66
Switzerland	2.57
Jersey	2.56
South Korea	2.47
Taiwan	2.46
Greece	2.16
Guernsey	2.12
Norway	2.04
New Zealand	1.86
Chile	1.76
Brazil	1.50
Finland	0.16

Total	91.81%

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2012
(Unaudited)

Assets:
Investments at value (Notes 1 and 5):
Unaffiliated issuers (cost of $946,107,830)	$893,616,309
Affiliated issuers (cost of $204,465,864)	227,126,274

Total investments (cost of $1,150,573,694)	1,120,742,583
Cash	83,790,121
Foreign currency at value (cost of $3,483,818)	3,483,459
Receivable for securities sold	9,215,204
Dividends and interest receivable	9,008,421
Receivable for fund shares sold	1,166,644
Other assets	38,554

Total assets	1,227,444,986

Liabilities:
Payable for securities purchased	3,063,595
Payable for fund shares redeemed	1,837,741
Payable to investment adviser (Note 3)	1,248,737
Accrued expenses	326,453
Payable for shareholder servicing fees (Note 3)	189,159
Distribution fees payable (Note 6)	27,845
Payable to trustees and officers	9,219

Total liabilities	6,702,749

Net assets	$1,220,742,237

Summary of net assets:
Capital stock, $0.001 par value	$1,459,569,001
Accumulated distributions in excess of net investment income	(5,003,149)
Accumulated net realized losses on investments and foreign currency transactions	(204,051,655)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(29,771,960)

Net assets applicable to capital shares outstanding	$1,220,742,237

Investor Class:
Net assets applicable to 1,018,593 shares outstanding, unlimited number of shares authorized	$15,840,791

Net asset value, offering and redemption price per share	$15.55

Institutional Class:
Net assets applicable to 77,438,204 shares outstanding, unlimited number of shares authorized	$1,204,901,446

Net asset value, offering and redemption price per share	$15.56

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

Investment Income:
Interest	$317
Dividends - unaffiliated issuers (net of foreign withholding tax of $947,698)	11,251,300
Dividends - affiliated issuers (Note 5)	1,621,489

Total investment income	12,873,106

Expenses:
Investment advisory fees (Note 3)	7,577,267
Shareholder servicing fees (Note 3)	388,769
Custodian fees	214,935
Transfer agent fees	152,197
Reports to shareholders	99,454
Trustees’ and officers’ fees and expenses	83,449
Accounting fees	63,881
Auditing fees	47,434
Administration fees (Note 3)	33,340
Registration and filing fees	26,757
Legal fees	23,778
Insurance expenses	18,546
Distribution fees (Note 6)	18,263
Miscellaneous expenses	23,077

Total expenses	8,771,147
Less: Expenses waived (Note 3)	(249,922)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(16,423)

Net expenses	8,504,802

Net investment income	4,368,304

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(84,475,495)
Net realized gain on investments - affiliated issuers	3,556,422
Net realized gain on swap agreements	311,652
Net realized loss on foreign currency transactions	(10,520)
Net change in unrealized appreciation/(depreciation) on investments	110,787,565
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(62,441)

Net gain on investments and foreign currency transactions	30,107,183

Net increase in net assets resulting from operations	$34,475,487

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income	$4,368,304	$8,795,699
Net realized gain/(loss) on investments - unaffiliated issuers	(84,475,495)	114,659,830
Net realized gain on investments - affiliated issuers	3,556,422	7,520,595
Net realized gain on swap agreements	311,652	—
Net realized loss on foreign currency transactions	(10,520)	(1,011,298)
Net change in unrealized appreciation/(depreciation) on investments	110,787,565	(185,973,301)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(62,441)	53,679

Net increase/(decrease) in net assets resulting from operations	34,475,487	(55,954,796)

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(194,814)	(114,939)
Institutional Class	(20,012,018)	(26,082,360)

Decrease in net assets from dividends and distributions	(20,206,832)	(26,197,299)

Capital Share Transactions:
Proceeds from sale of shares	102,980,287	213,311,078
Net asset value of shares issued in reinvestment of dividends and distributions	19,051,749	24,295,567
Redemption fees	8,280	9,022
Cost of shares redeemed	(207,238,072)	(388,008,022)

Net decrease in net assets resulting from capital share transactions	(85,197,756)	(150,392,355)

Net decrease in net assets	(70,929,101)	(232,544,450)
Net assets at beginning of period	1,291,671,338	1,524,215,788

Net assets at end of period
(including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(5,003,149) and $10,835,379, respectively)	$1,220,742,237	$1,291,671,338

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$15.29	$16.31	$15.51

Income/(loss) from investment operations:
Net investment income@	0.04	0.09	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.44	(0.85)	0.48

Total from investment operations	0.48	(0.76)	0.80

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.22)	(0.26)	—

Total dividends and distributions	(0.22)	(0.26)	—

Net asset value, end of period	$15.55	$15.29	$16.31

Total return[2]	3.29%[4]	(4.76)%	5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,841	$13,997	$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.69%[5]	1.69%	1.77%[5]
After fee waivers and expense offset arrangement3#	1.65%[5]	1.65%	1.65%[5]
Ratio of net investment income to average net assets	0.53%[5]	0.56%	2.55%[5]
Portfolio turnover rate	12%[4]	24%	13%[4]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[3]

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.65%.

[4]	Not annualized.

[5]	Annualized.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (commencement of operations) to October 31, 2010.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2012 (Unaudited)
			Years Ended October 31,

Institutional Class:			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.33		$16.33	$15.18	$11.51	$25.01	$23.77

Income/(loss) from investment operations:
Net investment income	0.05	@	0.10 @	0.24 @	0.11 @	0.10 @	0.37
Net gain/(loss) on investment transactions (both realized and unrealized)	0.44	[1]	(0.81)[1]	1.09 [1]	3.73 [2]	(9.76)[2]	3.69 [1]

Total from investment operations	0.49		(0.71)	1.33	3.84	(9.66)	4.06

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)		(0.29)	(0.18)	(0.03)	(0.78)	(1.08)
Distributions from realized gains	—		—	—	(0.14)	(3.06)	(1.74)

Total dividends and distributions	(0.26)		(0.29)	(0.18)	(0.17)	(3.84)	(2.82)

Net asset value, end of period	$15.56		$15.33	$16.33	$15.18	$11.51	$25.01

Total return[3]	3.40%[4]		(4.51)%	8.84%	33.87%	(44.31)%	18.86%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,204,901		$1,277,674	$1,517,296	$1,332,360	$1,069,308	$2,328,583
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.44%[5]		1.44%	1.51%	1.51%	1.48%	1.45%
After fee waivers and expense offset arrangement[6]	1.40	%5#	1.40%#	1.40%#	1.47%#	1.48%	1.45%
Ratio of net investment income to average net assets	0.72%[5]		0.58%	1.58%	0.89%	0.57%	1.48%
Portfolio turnover rate	12%[4]		24%	13%	16%	30%	23%

1	Includes redemption fees of less than $0.01 per share.

2	Includes redemption fees of $0.01 per share.

3

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

4	Not annualized.

5	Annualized.

6

As a result of an expense limitation, effective July 1, 2009, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation period has been extended to February 29, 2012. Prior to July 1, 2009, the expense limitation was 1.75%.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

37

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at April 30, 2012
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes - 58.33%

	Consumer Products - 1.42%
17,750,000	Armored Autogroup, Inc., 9.250%, due 11/1/18 (a)	$14,954,375

	Energy - 6.96%
	Energy XXI Gulf Coast, Inc.:
12,000,000	9.250%, due 12/15/17	13,230,000
10,000,000	7.750%, due 6/15/19	10,375,000
9,000,000	GMX Resources, Inc., PIK, 11.000%, due 12/1/17 (a)	7,695,000
	Hercules Offshore, Inc.:
17,068,000	10.500%, due 10/15/17 (a)	17,921,400
14,500,000	10.250%, due 4/1/19 (a)	14,463,750
	Platinum Energy Solutions, Inc.:
5,000,000	1st Lien, 14.250%, due 3/1/15	4,812,500
5,169,354	2nd Lien, 14.250%, due 3/1/15	4,975,503

		73,473,153

	Financials - 8.54%
	Lehman Brothers Holdings, Inc.*:
31,000,000	due 9/26/08	7,672,500
25,000,000	due 11/24/08	6,187,500
12,205,000	due 12/23/08	3,020,738
97,000,000	due 3/23/09	24,007,500
10,000,000	due 1/24/13	2,537,500
50,000,000	due 9/26/14	12,812,500
10,000,000	due 5/2/18	2,575,000
12,000,000	Marsico Holdings LLC/Marsico Co. Notes Corp., PIK, 10.625%, due 1/15/20 (a)	2,460,000
27,800,000	Nuveen Investments, Inc., 10.500%, due 11/15/15	28,842,500

		90,115,738

	Food & Beverage - 0.98%
9,945,000	Harmony Foods Corp., 10.000%, due 5/1/16 (a)	10,342,800

Principal Amount‡		Security†	Value (Note 1)

		Gaming & Entertainment - 7.72%
38,511,000		Caesars Entertainment Operating Co., Inc., 12.750%, due 4/15/18	$32,975,044
		CityCenter Holdings LLC/CityCenter Finance Corp., PIK:
28,787,265		10.750%, due 1/15/17	32,097,800
880		10.750%, due 1/15/17 (a)	981
6,850,000		Marina District Finance Co., Inc., 9.875%, due 8/15/18	6,610,250
13,399,000		Shingle Springs Tribal Gaming Authority, 9.375%, due 6/15/15 (a)	9,814,768

			81,498,843

		Healthcare - 4.12%
10,000,000		InVentiv Health, Inc., 10.000%, due 8/15/18 (a)	8,975,000
4,000,000		Kindred Healthcare, Inc., 8.250%, due 6/1/19	3,550,000
4,910,000		Multiplan, Inc., 9.875%, due 9/1/18 (a)	5,351,900
		Radiation Therapy Services, Inc.:
2,000,000		8.875%, due 1/15/17 (a)	1,990,000
18,275,000		9.875%, due 4/15/17	14,757,062
8,808,000		Rotech Healthcare, Inc., 10.750%, due 10/15/15	8,929,110

			43,553,072

		Home Construction - 8.24%
30,022,825		Ainsworth Lumber Co., Ltd., PIK, 11.000%, due 7/29/15 (Canada) (a)	24,168,374
24,717,000		CEMEX España Luxembourg, 9.250%, due 5/12/20 (Luxembourg)[3] (a)	22,381,243
6,500,000	EUR	CEMEX Finance LLC, 9.625%, due 12/14/17 (a)	8,109,298

The accompanying notes are an integral part of the financial statements.

38

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)

	Home Construction (continued)
5,410,000	K. Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	$4,896,050
9,600,000	New Enterprise Stone & Lime Co., Inc., PIK, 13.000%, due 3/15/18 (a)	9,888,000
16,591,000	Nortek, Inc., 10.000%, due 12/1/18	17,586,460

		87,029,425

	Media - 8.47%
	Clear Channel Communications, Inc.:
10,000,000	9.000%, due 3/1/21	9,100,000
32,367,289	PIK, 11.000%, due 8/1/16	23,709,039
7,519,000	Cumulus Media Holdings, Inc., 7.750%, due 5/1/19	7,152,449
38,450,000	Intelsat Luxembourg SA, 11.250%, due 2/4/17 (Luxembourg)	39,988,000
9,000,000	Spanish Broadcasting System, Inc., 12.500%, due 4/15/17 (a)	9,450,000

		89,399,488

	Metals & Mining - 1.42%
15,750,000	Murray Energy Corp., 10.250%, due 10/15/15 (a)	15,041,250

	Paper & Packaging - 0.10%
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9.000%, due 4/15/19 (a)	1,010,000

	Services - 1.21%
12,294,000	EnergySolutions, Inc. / EnergySolutions LLC, 10.750%, due 8/15/18	12,816,495

Principal Amount‡	Security†	Value (Note 1)

	Technology - 2.70%
16,250,000	EVERTEC, Inc., 11.000%, due 10/1/18	$17,712,500
10,000,000	TransUnion Holding Co., Inc., PIK, 9.625%, due 6/15/18 (a)	10,775,000

		28,487,500

	Telecommunications - 3.04%
1,409,000	Digicel Group, Ltd., 10.500%, due 4/15/18 (Jamaica)[1] (a)	1,558,636
40,600,000	Sprint Capital Corp., 6.875%, due 11/15/28	30,551,500

		32,110,136

	Transportation Services - 0.07%
26,145,000	General Maritime Corp., due 11/15/17[2]*	784,350

	Utilities - 3.34%
5,060,000	Dynegy Holdings LLC, due 2/15/12*	3,390,200
	Energy Future Holdings Corp.:
6,750,000	10.875%, due 11/1/17	5,703,750
6,120,000	PIK, 11.250%, due 11/1/17	5,293,800
20,000,000	Energy Future Intermediate Holding Co. LLC, 11.750%, due 3/1/22 (a)	20,850,000

		35,237,750

	Total Corporate Bonds & Notes (Cost $643,809,080)	615,854,375

The accompanying notes are an integral part of the financial statements.

39

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Term Loans - 5.44%

	Aerospace - 1.53%
	Aveos Fleet Performance, Inc. (Cayman Islands)*:
2,574,468	Revolving Credit, due 3/12/13	$2,381,383
3,180,308	Term Loan, due 3/12/13	3,005,391
6,985,729	Term Loan B, PIK, due 3/12/15	5,309,154
7,167,231	Term Loan B2, PIK, due 3/12/15	5,447,095

		16,143,023

	Financials - 1.86%
	Marsico Parent Co. LLC, Term Loan B:
578,258	5.250%, due 12/14/14 (c)	234,917
47,780,501	5.500%, due 12/14/14 (c)	19,410,829

		19,645,746

	Gaming & Entertainment - 0.58%
	Dallas Stars L.P., Term Loan:
2,384,050	3.490%, due 10/19/16 (c)	2,252,927
1,536,458	due 10/19/16 (h)	1,451,953
8,596,651	Hicks Sport Group LLC, Term Loan B, due 12/22/10*	2,450,046

		6,154,926

	Telecommunications - 1.47%
15,000,000	Lonestar Intermediate Super Holdings LLC, Term Loan, 11.000%, due 8/7/19 (c)	15,453,750

	Total Term Loans (Cost $83,761,793)	57,397,445

Principal Amount‡	Security†	Value (Note 1)

Municipal Bonds - 0.25%

	Gaming & Entertainment - 0.25%
5,200,000	New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC, OID, 5.750%, due 10/1/37	$2,640,456

	Total Municipal Bonds (Cost $3,050,779)	2,640,456

Shares

Preferred Stocks - 1.34%

	Financials - 1.34%
280,000	Ally Financial Inc., Series A, 8.500% (c)	6,272,000
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (c) (d)	651,250
208,000	Federal National Mortgage Association, Series M, 4.750% (d)	387,400
417,000	Federal National Mortgage Association, Series 0, 7.000% (c) (d)	859,020
500,000	Federal National Mortgage Association, Series S, 8.250% (c) (d)	646,250
1,000,000	Federal National Mortgage Association, Series T, 8.250% (d)	1,300,000
170,000	GMAC Capital Trust I, 8.125% (c)	4,071,500

	Total Preferred Stocks (Cost $18,101,800)	14,187,420

The accompanying notes are an integral part of the financial statements.

40

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

Shares	Security†	Value (Note 1)

Private Equities - 0.80%

	Aerospace - 0.01%
284,571	Aveos Holding Co. (Cayman Islands) (d)	$88,928

	Financials - 0.14%
4,568,957	Cerberus CG Investor I LLC (d)	605,387
4,568,918	Cerberus CG Investor II LLC (d)	605,381
2,284,632	Cerberus CG Investor III LLC (d)	302,714

		1,513,482

	Utilities - 0.65%
14,956	Bosque Power Co., LLC	6,879,760

	Total Private Equities (Cost $9,623,967)	8,482,170

Shares or Units

Common Stocks & Warrants - 1.91%

	Energy - 0.92%
45,681	Compton Petroleum Corp., Warrants, expires 8/23/14 (Canada) (d)	35,144
25	Platinum Energy Solutions, Inc. Units (b) (d) (f) (g)	8,685,600
8,000	Platinum Energy Solutions, Inc., Warrants (b) (d)	974,320

		9,695,064

	Financials - 0.75%
4,091,292	Centro Retail Australia (Australia) (d)	7,886,398
3,268,312	Centro Retail Australia, Class Action True-Up Securities (Australia) (b) (d) (i)	—

		7,886,398

Shares or Units	Security†	Value (Note 1)

	Transportation Services - 0.24%
374,795	Scorpio Tankers, Inc. (Monaco)[2] (d)	$2,537,362

	Total Common Stocks & Warrants (Cost $13,999,492)	20,118,824

Number of Contracts

Purchased Options - 0.03%

	Equity Put Options - 0.03% (d)
1,000	Overseas Shipping Group, strike $12, expires 10/20/12	300,000

	Total Purchased Options (Cost $522,029)	300,000

	Total Investment Portfolio - 68.10% (Cost $772,868,940)	718,980,690
	Other Assets less Liabilities - 31.90% (e)	336,786,406

	NET ASSETS - 100.00%	$1,055,767,096

Notes:

EUR:	Euro.

PIK:	Payment-in-kind.

OID:	Original Issue Discount.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Fair-valued security.

(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2012.

(d)	Non-income producing security.

(e)	Includes $340,000 of cash restricted as collateral for forward foreign currency contracts to broker.

The accompanying notes are an integral part of the financial statements.

41

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2012
(Unaudited)

(f)	Restricted security subject to restrictions on resale.

Units	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit

25	Platinum Energy Solutiuons, Inc. Units	2/28/11	$2,500,000	$347,424.00

At April 30, 2012, the restricted security had a total market value of $8,685,600 or 0.82% of net assets of the Fund.

(g)	Includes 6,185,600 shares of common stock and 2,500 shares of preferred stock.

(h)	Unsettled security. Coupon rate is undetermined at April 30, 2012.

(i)

Class Action True-up Securities were issued to Centro Retail Australia holders who were not exposed to related shareholder class action suits against certain pre-aggregation Centro entities on behalf of existing group members.

*	Issuer in default.

†	U.S. unless otherwise noted.

‡	Denominated in U.S. Dollars unless otherwise noted.

1	Incorporated in Bermuda.

2	Incorporated in Marshall Islands.

3	Incorporated in Spain.

Country Concentration

% of Net Assets

United States	57.23%
Luxembourg	5.90
Canada	2.29
Cayman Islands	1.54
Australia	0.75
Monaco	0.24
Jamaica	0.15

Total	68.10%

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 4/30/12	Unrealized Appreciation

4,000,000	Euro	JPMorgan Chase Bank, N.A.	10/3/12	$5,422,400	$5,301,513	$120,887
1,000,000	Euro	JPMorgan Chase Bank, N.A.	10/9/12	$1,336,400	$1,325,466	$10,934

						$131,821

The accompanying notes are an integral part of the financial statements.

42

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Assets and Liabilities
April 30, 2012
(Unaudited)

Assets:
Investments at value (cost of $772,868,940) (Notes 1 and 5)	$718,980,690
Cash	279,749,278
Restricted cash pledged to counterparty for collateral management	340,000
Foreign currency at value (cost of $10,330)	10,128
Receivable for securities sold	63,816,324
Dividends and interest receivable	16,945,552
Receivable for fund shares sold	2,520,129
Unrealized appreciation on forward foreign currency contracts	131,821
Other assets	44,767

Total assets	1,082,538,689

Liabilities:
Payable for securities purchased	23,886,189
Payable for fund shares redeemed	1,066,864
Distribution fees payable (Note 6)	785,227
Payable to investment adviser (Note 3)	647,056
Accrued expenses	218,755
Payable for shareholder servicing fees (Note 3)	158,303
Payable to trustees and officers	9,199

Total liabilities	26,771,593

Net assets	$1,055,767,096

Summary of net assets:
Capital stock, $0.001 par value	$1,122,400,095
Accumulated undistributed net investment income	24,669,261
Accumulated net realized losses on investments and foreign currency transactions	(37,548,696)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(53,753,564)

Net assets applicable to capital shares outstanding	$1,055,767,096

Investor Class:
Net assets applicable to 32,433,575 shares outstanding, unlimited number of shares authorized	$325,900,811

Net asset value, offering and redemption price per share	$10.05

Institutional Class:
Net assets applicable to 72,706,336 shares outstanding, unlimited number of shares authorized	$729,866,285

Net asset value, offering and redemption price per share	$10.04

The accompanying notes are an integral part of the financial statements.

43

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Operations
For the Six Months Ended April 30, 2012
(Unaudited)

Investment Income:
Interest	$50,075,581
Dividends	718,998
Other income	297

Total investment income	50,794,876

Expenses:
Investment advisory fees (Note 3)	3,808,202
Distribution fees (Note 6)	384,289
Transfer agent fees	155,954
Legal fees	132,569
Shareholder servicing fees (Note 3)	111,383
Auditing fees	80,986
Accounting fees	76,482
Trustees’ and officers’ fees and expenses	71,725
Reports to shareholders	67,628
Registration and filing fees	49,647
Administration fees (Note 3)	27,927
Custodian fees	19,179
Insurance expenses	14,920
Miscellaneous expenses	28,935

Total expenses	5,029,826
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(9,408)

Net expenses	5,020,418

Net investment income	45,774,458

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(34,621,989)
Net realized loss on foreign currency transactions	(61,259)
Net change in unrealized appreciation/(depreciation) on investments	27,296,607
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	283,280

Net loss on investments and foreign currency transactions	(7,103,361)

Net increase in net assets resulting from operations	$38,671,097

The accompanying notes are an integral part of the financial statements.

44

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income	$45,774,458	$87,188,378
Net realized gain/(loss) on investments - unaffiliated issuers	(34,621,989)	41,773,493
Net realized loss on investments - affiliated issuers	—	(229,000)
Net realized loss on foreign currency transactions	(61,259)	(402,941)
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	27,296,607	(133,019,229)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	283,280	(145,458)

Net increase/(decrease) in net assets resulting from operations	38,671,097	(4,834,757)

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(12,283,967)	(22,349,140)
Institutional Class	(29,062,057)	(57,219,166)
Net realized gains:
Investor Class	(13,523,752)	(2,378,123)
Institutional Class	(30,842,555)	(7,065,161)

Decrease in net assets from dividends and distributions	(85,712,331)	(89,011,590)

Capital Share Transactions:
Proceeds from sale of shares	206,563,907	615,362,700
Net asset value of shares issued in reinvestment of dividends and distributions	70,997,622	75,295,393
Redemption fees	60,311	289,629
Cost of shares redeemed	(278,377,752)	(502,178,413)

Net increase/(decrease) in net assets resulting from capital share transactions	(755,912)	188,769,309

Net increase/(decrease) in net assets	(47,797,146)	94,922,962
Net assets at beginning of period	1,103,564,242	1,008,641,280

Net assets at end of period
(including accumulated undistributed net investment income of $24,669,261and $20,240,827, respectively)	$1,055,767,096	$1,103,564,242

The accompanying notes are an integral part of the financial statements.

45

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$10.51	$11.36	$10.25	$10.00

Income/(loss) from investment operations:
Net investment income@	0.44	0.85	0.83	0.07
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.05)[1]	(0.81)[2]	0.89 [3]	0.18	[1]

Total from investment operations	0.39	0.04	1.72	0.25

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.40)	(0.79)	(0.60)	—
Distributions from realized gains	(0.45)	(0.10)	(0.01)	—

Total dividends and distributions	(0.85)	(0.89)	(0.61)	—

Net asset value, end of period	$10.05	$10.51	$11.36	$10.25

Total return[4]	4.33%[5]	0.24%	17.19%	2.50%[5]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$325,901	$338,098	$248,975	$90,913
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.16%[6]	1.18%	1.20%	1.53%[6]
After fee waivers/expense offset arrangement/recovery[7]	1.16%[6]	1.18%	1.21%†	1.40	%6#
Ratio of net investment income to average net assets	8.81%[6]	7.64%	7.69%	4.18%[6]
Portfolio turnover rate	21%[5]	105%	129%	12%[5]

1	Includes redemption fees of less than $0.01 per share.

2	Includes redemption fees of $0.01 per share.

3	Includes redemption fees of $0.02 per share.

4

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

5	Not annualized.

6	Annualized.

7

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (commencement of operations) to October 31, 2009.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

46

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Institutional Class:	For the Six Months Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$10.50	$11.36	$10.26	$10.00

Income/(loss) from investment operations:
Net investment income@	0.45	0.88	0.86	0.08
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.04)[1]	(0.83)[1]	0.87 [1]	0.18

Total from investment operations	0.41	0.05	1.73	0.26

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.42)	(0.81)	(0.62)	—
Distributions from realized gains	(0.45)	(0.10)	(0.01)	—

Total dividends and distributions	(0.87)	(0.91)	(0.63)	—

Net asset value, end of period	$10.04	$10.50	$11.36	$10.26

Total return[2]	4.47%[3]	0.37%	17.38%	2.60%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$729,866	$765,467	$759,666	$191,926
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.91%[4]	0.92%	0.93%	1.18%[4]
After fee waivers/expense offset arrangement/recovery[5]	0.91%[4]	0.92%	0.94%†	0.95	%4#
Ratio of net investment income to average net assets	9.10%[4]	7.87%	7.99%	4.59%[4]
Portfolio turnover rate	21%[3]	105%	129%	12%[3]

1	Includes redemption fees of less than $0.01 per share.

2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses.

3	Not annualized.

4	Annualized.

5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 0.95%.

†	The investment adviser recovered previously waived fees.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (commencement of operations) to October 31, 2009.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

47

Third Avenue Trust
Notes to Financial Statements
April 30, 2012
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). These securities will primarily be equity securities including common stocks and convertible securities, of well-financed real estate companies (meaning companies with high quality assets and conservative levels of liabilities) of any market capitalization. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including

48

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries and, under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) in bonds and other types of credit instruments. The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s Rating Group and Fitch Ratings. Credit instruments include high-yield bonds (commonly known as “junk bonds” or “junk debt”), bank debt, convertible bonds or preferred stock, loans made to bankrupt companies (including debtor-in-possession loans), loans made to refinance distressed companies and other types of debt instruments. In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued. The Fund may have significant investments in distressed and defaulted securities and intends to focus on a relatively small number of issuers. The Fund may also purchase equity securities or hold positions in equity or other assets that the Fund receives as part of a reorganization process, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

49

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At April 30, 2012, such securities had a total fair value of $95,051,722 or 3.19% of net assets of Third Avenue Value Fund, $9,547,500 or 1.30% of net assets of Third Avenue Small-Cap Value Fund, $46,855,469 or 2.71% of net assets of Third Avenue Real Estate Value Fund and $9,659,920 or 0.91% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue International Value Fund at April 30, 2012. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority

50

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration

51

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Term Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of

52

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity Swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2012:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	$—	$6,938,618	$—	$—	$—
Consumer Products	—	11,884,937	—	—	—
Energy	—	—	—	—	35,144
Financials	—	—	—	—	7,886,398
Insurance & Reinsurance	24,992,468	36,163,998	—	—	—
Non-U.S. Real Estate Investment Trusts	—	11,849,256	310,339,140	—	—
U.S. Real Estate Operating Companies	186,032,372	35,510,740	219,830,408	—	—
Others#	2,301,660,409	473,952,129	781,807,318	989,569,151	2,537,362
Purchased Options –
Equity Put Options	—	—	—	—	300,000
Preferred Stocks:
Insurance & Reinsurance	8,634	—	—	—	—
Others#	—	1,875,555	—	—	14,187,420

Total for Level 1 Securities	2,512,693,883	578,175,233	1,311,976,866	989,569,151	24,946,324

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	—	—	39,842,740	—	—
Others#	139,715,406	—	26,454,452	122,190,708	—

53

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Summary of level of inputs (continued)

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund		Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds#	$—		$—	$—		$—	$2,640,456
Corporate Bonds & Notes#	—		—	10,244,600		—	606,404,375
Term Loans#	—		—	—		—	48,861,136
Private Equities#	—		—	—		—	8,393,242
Purchased Options –
Foreign Currency Put Options	—		—	899,976		8,982,724	—
Short Term Investments –
U.S. Government Obligations	—		89,964,436	—		—	—

Total for Level 2 Securities	139,715,406		89,964,436	77,441,768		131,173,432	666,299,209

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	—	*	—	—		—	—
Consumer Products	26,318		—	—		—	—
Energy	—		—	—		—	9,659,920
Financial Insurance	555,000		—	—		—	—
Financials	—		—	—		—	—	*
Insurance & Reinsurance	142,022		—	—		—	—
Manufactured Housing	82,570,207		—	—		—	—
Non-U.S. Real Estate Investment Trusts	—		—	—	*	—	—
U.S. Real Estate Operating Companies	6,641,537		—	4,543,605		—	—
Limited Partnerships:
Holding Companies	—		9,547,500	—		—	—
Insurance & Reinsurance	353,635		—	—		—	—
Investment Fund	—		—	42,311,864		—	—
Preferred Stocks –
Insurance & Reinsurance	194,023		—	—		—	—
Corporate Bonds & Notes#	4,568,980		—	—		—	9,450,000
Term Loans#	—		—	—		—	8,536,309

54

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Summary of level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3 (continued)
Private Equities – Aerospace	$—	$—	$—	$—	$88,928

Total for Level 3 Securities	95,051,722	9,547,500	46,855,469	—	27,735,157

Total Value of Investments	$2,747,461,011	$677,687,169	$1,436,274,103	$1,120,742,583	$718,980,690

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Call Options Written	$—	$—	$(1,080,881)	$—	$—
Forward Foreign Currency Contracts	—	—	(5,598,006)	—	131,821

Total Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(6,678,887)	$—	$131,821

†

Transfers between Level 1 and Level 2 included securities valued at $1,784,515,205, $94,718,250, $844,389,470, $787,998,239 at October 31, 2011 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund respectively which are currently included in Level 1 at April 30, 2012 that had previously been included in Level 2 at October 31, 2011. These changes were primarily the result of certain securities trading outside the U.S. whose values were adjusted by the application of fair value factors as a result of significant market movements following the close of local trading at October 31, 2011.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

*	Securities have zero value.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are valued utilizing values as of the beginning of the period.

55

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Payment- in-kind interest	Realized gain/(loss)	Balance as of 4/30/12 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$—	*	$—	$—	$—	$—	$—	*	$—
Consumer Products	26,318		—	—	—	—	26,318		—
Financial Insurance	555,000		—	—	—	—	555,000		—
Insurance & Reinsurance	145,847		(3,825)	—	—	—	142,022		(3,825)
Manufactured Housing	80,843,000		3,941,307	(2,657,793)†	—	443,693	82,570,207		4,248,256
U.S. Real Estate Operating Companies	6,641,537		—	—	—	—	6,641,537		—
Corporate Bonds & Notes#	1,593,899		2,434,776	—	540,305	—	4,568,980		2,434,776
Limited Partnerships –
Insurance & Reinsurance	534,952		(181,317)	—	—	—	353,635		(181,317)
Preferred Stocks –
Insurance & Reinsurance	194,023		—	—	—	—	194,023		—

Total	$90,534,576		$6,190,941	$(2,657,793)	$540,305	$443,693	$95,051,722		$6,497,890

Third Avenue Small-Cap Value Fund
Common Stocks –
Forest Products & Paper	$1,375,955		$41,392,353	$(2,153)	$—	$(42,766,155)	$—		$—
Limited Partnerships –
Holding Companies	9,167,500		380,000	—	—	—	9,547,500		380,000

Total	$10,543,455		$41,772,353	$(2,153)	$—	$(42,766,155)	$9,547,500		$380,000

*	Securities have zero values.

†	Redemption-in-kind transaction.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

56

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)		Realized gain/(loss)	Transfer in/(out) Level 3	Balance as of 4/30/12 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
Non-U.S. Real Estate Investment Trusts	$—		$—	$—	**	$—	$—	$—	*	$—
U.S. Real Estate Operating Companies	4,543,605		—	—		—	—	4,543,605		—
Limited Partnerships –
Investment Fund	37,324,299		3,987,565	1,000,000		—	—	42,311,864		3,987,565

Total	$41,867,904		$3,987,565	$1,000,000		$—	$—	$46,855,469		$3,987,565

Third Avenue International Value Fund
Common Stocks –
Forest Products & Paper	$4,618,680		$132,027,855	$(7,227)		$(136,639,308)	$—	$—		$—
Third Avenue Focused Credit Fund
Common Stocks & Warrants:
Energy	$13,119,000		$(3,459,080)	$(125,000)		$125,000	—	$9,659,920		$(3,369,080)
Financials	—		—	—	**	—	—	—	*	—
Services	—	*	—	—	†	—	—	—		—
Corporate Bonds & Notes#	—		683,009	8,766,991	‡	—	—	9,450,000		683,009
Private Equities:
Aerospace	10,891,763		(6,305,201)	(1,443,400)		(3,054,234)	—	88,928		(5,317,915)
Financials	1,599,151		—	—		—	(1,599,151)	—		—
Utilities	5,065,900		—	—		—	(5,065,900)	—		—
Term Loans#	27,607,381		(2,719,356)	(255,161	)±	491,320	(16,587,875)	8,536,309		(3,555,223)

Total	$58,283,195		$(11,800,628)	$6,943,430		$(2,437,914)	$(23,252,926)	$27,735,157		$(11,559,209)

*	Securities have zero values.

**	Security received through corporate action with zero cost.

†	Securities sold with $0 proceeds.

‡	Includes amortization discount of $11,991.

±	Includes amortization discount of $140,213.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

57

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Transfers from Level 2 to Level 3 are due to the lack of quoted prices or other observable inputs. Transfers from Level 3 to Level 2 are due to the availability of quoted prices or other observable inputs.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

58

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2012.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency con-

59

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

tracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the six months ended April 30, 2012, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not

60

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2012, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments and/or to protect against losses in foreign currencies. As of April 30, 2012, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund no longer held any purchased options on foreign currency and purchased options on index respectively.

During the six months ended April 30, 2012, Third Avenue Real Estate Value Fund used written put options on foreign currency for hedging against foreign currency risks.

Swap Agreements:

The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the fund will receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

During the six months ended April 30, 2012, Third Avenue International Value Fund used equity swaps to gain exposure to the underlying investments. As of April 30, 2012, the Fund no longer had any swap agreement.

61

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Swaptions:

The Funds may purchase or write swap options (“swaptions”) in an attempt to gain additional protection against the effects of interest rate fluctuations. Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into an interest rate swap agreement at or before the expiration date of the option, determined by the style of the swaption (see Note 9). In purchasing and writing swaptions, the Funds bear the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. The Funds execute transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Funds’ maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received or paid from writing or purchasing swaptions that expire or are exercised are treated by the Funds as realized gains or losses from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

During the six months ended April 30, 2012, Third Avenue Small-Cap Value Fund used purchased swaptions to gain additional protection against the effects of interest rate fluctuations. At April 30, 2012, the Fund no longer held any swaptions.

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2012, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair Values of Derivative Instruments as of April 30, 2012 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$899,976
Foreign Currency - Written Call Options	Liabilities, Written options at value	(1,080,881)
Forward Foreign Currency Contracts	Liabilities, Unrealized depreciation on forward foreign currency contracts	(5,598,006)

Total		$(5,778,911)

62

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Fair Values of Derivative Instruments as of April 30, 2012 for the Third Avenue International Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$8,982,724

Fair Values of Derivative Instruments as of April 30, 2012 for the Third Avenue Focused Credit Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Equity Put Options	Assets, Investments at value	$300,000
Forward Foreign Currency Contracts	Assets, Unrealized appreciation on forward foreign currency contracts	131,821

Total		$431,821

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2012, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2012 for the Third Avenue Small-Cap Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Foreign Currency Put Options	$(3,258,750)	$2,820,857
Foreign Currency Swaptions	(1,191,706)	1,174,770

Total	$(4,450,456)	$3,995,627

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2012 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Contracts - Written Call Options	$292,849	$1,278,505
Foreign Currency Put Options	(3,516,724)	(1,459,410)
Forward Foreign Currency Contracts	—	728,359
Index Call Options	13,184,938	(7,479,367)

Total	$9,961,063	$(6,931,913)

63

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2012 for the Third Avenue International Value Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Foreign Currency Put Options	$(9,589,497)	$5,342,552
Swap Agreements	311,652	—

Total	$(9,277,845)	$5,342,552

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2012 for the Third Avenue Focused Credit Fund:

Derivative Contracts	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Put Options	$(3,190,331)	$(2,252,937)
Forward Foreign Currency Contracts	—	286,457

Total	$(3,190,331)	$(1,966,480)

Derivative volume:

The tables below disclose the volume of the Funds’ forward foreign currency contracts, options and swaps activities during the period ended April 30, 2012 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity.

	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Forward Foreign Currency Contracts:
Average Settlement Value Purchased	—	110,299,945	—	—
Average Settlement Value Sold	—	145,000,000	—	6,758,800
Ending Value Purchased	—	125,297,166	—	—
Ending Value Sold	—	145,000,000	—	6,758,800
Exchanged-Traded Options:
Average Number of Contracts Purchased	—	23,544	—	7,971
Average Number of Contracts Written	—	—	—	—
Ending Number of Contracts Purchased	—	—	—	1,000
Ending Number of Contracts Written	—	—	—	—

64

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

	Third Avenue Small-Cap Value Fund		Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

OTC Options:
Average Notional Balance Purchased	67,857,143		94,285,714	544,428,571	—
Average Notional Balance Written	—		94,285,714	—	—
Ending Notional Balance Purchased	—		135,000,000	365,500,000	—
Ending Notional Balance Written	—		135,000,000	—	—
Swaptions:
Average Notional Balance Purchased	14,319,578,286	JPY	—	—	—
Average Notional Balance Written	—		—	—	—
Ending Notional Balance Purchased	—		—	—	—
Ending Notional Balance Written	—		—	—	—
Equity Swaps:
Average Notional Balance - Pays Variable Rate	—		—	3,553,578	—
Average Notional Balance - Receives Variable Rate	—		—	—	—
Ending Notional Balance - Pays Variable Rate	—		—	—	—
Ending Notional Balance - Receives Variable Rate	—		—	—	—

JPY: Japanese Yen

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

65

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds’ U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $195,570 for the six months ended April 30, 2012. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

66

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940 as ownership of 5% or more of the outstanding voting securities of these issuers) for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Third Avenue Value Fund:
Affiliated	$540,305	$55,571,442	†
Unaffiliated	98,083,611	798,355,407	†
Third Avenue Small-Cap Value Fund:
Affiliated	—	1,675,390
Unaffiliated	80,276,883	202,875,584
Third Avenue Real Estate Value Fund:
Unaffiliated	33,396,668	290,408,663
Third Avenue International Value Fund:
Affiliated	21,172,573	6,582,093
Unaffiliated	110,542,348	228,509,473
Third Avenue Focused Credit Fund:
Unaffiliated	183,740,904	405,310,558

†	Includes $14,412,179 and $88,697,801 from redemption-in-kind transaction for affiliated and unaffiliated issuers, respectively, resulting in realized gains of $19,193,298.

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of April 30, 2012:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$724,647,659	$119,959,992	$270,607,117	$106,831,267	$34,022,694
Gross unrealized depreciation	(510,600,508)	(58,495,495)	(119,358,733)	(136,662,378)	(87,910,944)

Net unrealized appreciation/(depreciation)	$214,047,151	$61,464,497	$151,248,384	$(29,831,111)	$(53,888,250)

Aggregate book cost	$2,533,413,860	$616,222,672	$1,285,025,719	$1,150,573,694	$772,868,940

67

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Written options transactions during the period are summarized as follows:

Third Avenue Real Estate Value Fund
	Call Options Written
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2011	—	$—

Options written	300,000,000	6,236,110
Options terminated in closing purchase transactions	(165,000,000)	(3,876,724)

Options outstanding at April 30, 2012	135,000,000	$2,359,386

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee

Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2012, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $428,358, $112,580, $221,873, $119,936 and $83,442 respectively, for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to

68

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. Below are the expense limitations and corresponding contingent liabilities to the Adviser in effect for each Fund:

		Expenses Waived through Fiscal Periods ending
		October 31, 2009	October 31, 2010	October 31, 2011	April 30, 2012

		Subject to Repayment until October 31,
Fund	Expiration Date	2012	2013	2014	2015

Third Avenue Value Fund	2/28/2013	$—	$1,382,280	$—	$—
Third Avenue Small-Cap Value Fund	2/28/2013	—	—	—	—
Third Avenue Real Estate Value Fund	2/28/2013	—	—	—	—
Third Avenue International Value Fund	2/28/2013	427,922	1,525,043	582,479	249,922
Third Avenue Focused Credit Fund	2/28/2013	—	—	—	—

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Funds to exceed the preceding limitations. These expense limitations can be terminated at any time. The Adviser recovered previously waived fees of $146,487 and $24,680 for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, respectively, for the six months ended April 30, 2012.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $200,819.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the

69

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2012, such fees amounted to $1,896,534 for Third Avenue Value Fund, $422,291 for Third Avenue Small-Cap Value Fund, $783,851 for Third Avenue Real Estate Value Fund, $388,769 for Third Avenue International Value Fund and $111,383 for Third Avenue Focused Credit Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2012. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit

Third Avenue Value Fund	$35,632
Third Avenue Small-Cap Value Fund	14,335
Third Avenue Real Estate Value Fund	31,237
Third Avenue International Value Fund	16,423
Third Avenue Focused Credit Fund	9,408

4. LINE OF CREDIT

Each Fund and Third Avenue Variable Series Trust are participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan is calculated at a variable rate based on the Overnight London Interbank Offered, Federal Funds or Prime Rates. A commitment fee of 0.10% per annum of the available line of credit is charged, of which each participating Fund pays its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because all of the Funds in Third Avenue Trust and Third Avenue Variable Series Trust participate, there is no assurance that an individual Fund will have access to all or any part of the $100,000,000 at any particular time. During the six months ending April 30, 2012, there were no loans outstanding under the line of credit.

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended April 30, 2012, the Funds paid no brokerage commissions to M.J. Whitman LLC.

70

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Investments in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2012 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2011	Gross Purchases and Additions		Gross Sales and Reductions[1]		Shares/ Principal Amount Held at Apr. 30, 2012	Value at Apr. 30, 2012	Investment Income Nov. 1, 2011 - Apr. 30, 2012

Carver Bancorp, Inc. *	218,500	—		213,041	[2]	5,459	$26,476	$—
Covanta Holding Corp.	8,816,889	—		274,971		8,541,918	137,097,784	1,942,554
FedFirst Financial Corp. *	232,032	—		232,032		—	—	—
Fleetwood Homes, Inc.	1,014	—		31		983	82,570,207	—
FNC Realty Corp.	9,487,910	—		—		9,487,910	6,641,537	—
Forest City Enterprises, Inc., Class A	8,764,203	—		523,328		8,240,875	131,441,956	—
Forest City Enterprises, Inc., Class B	22,500	—		702		21,798	345,934	—
Gouverneur Bancorp, Inc. *	205,511	—		205,511		—	—	—
Home Federal Bancorp, Inc. *	249,757	—		249,757		—	—	—
Home Products International, Inc.	526,368	—		—		526,368	26,318	—
Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	18,010,162	540,305	[3]	—		18,550,467	4,568,980	539,789	[3]
Lai Sun Garment International, Ltd.	160,000,000	—		4,990,000		155,010,000	12,586,764	—
Manifold Capital Holdings, Inc.	37	—		—		37	555,000	—
RS Holdings Corp., Class A	9,337	—		—		9,337	1,772	—
RS Holdings Corp., Convertible Pfd., Class A	1,022,245	—		—		1,022,245	194,023	—
SFSB, Inc.	242,800	—		38,872		203,928	484,329	—
Sycamore Networks, Inc.	1,871,861	—		58,377		1,813,484	28,272,216	—
Tejon Ranch Co.	3,420,106	—		1,603,479		1,816,627	54,244,482	—

Total Affiliates							$459,057,778	$2,482,343

PIK: Payment-in-kind

1.	Includes transactions from redemption-in-kind.

2.	Share reduction of 203,933 due to reverse stock split.

3.	Payment-in-kind interest.

*	As of April 30, 2012, no longer an affiliate.

71

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2011	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2012	Value at Apr. 30, 2012	Investment Income Nov. 1, 2011 - Apr. 30, 2012

Bel Fuse, Inc., Class B	741,242	—	85,750	655,492	$11,661,203	$91,769
Catalyst Paper Corp. *	21,530,352	—	21,530,352	—	—	—
Cross Country Healthcare, Inc. *	1,762,844	—	707,204	1,055,640	4,866,500	—
PYI Corp., Ltd.	475,780,230	—	1,796,000	473,984,230	12,218,214	—

Total Affiliates					$28,745,917	$91,769

*	As of April 30, 2012, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares/Investment Amount/Units Held at Oct. 31, 2011	Gross Purchases and Additions	Gross Sales and Reductions	Shares/Investment Amount/Units Held at Apr. 30, 2012	Value at Apr. 30, 2012	Investment Income Nov. 1, 2011 - Apr. 30, 2012

Alliance Bernstein Legacy Securities (C1) L.P. *	36,000,000	1,000,000	—	37,000,000	$42,311,864	$—
Consolidated-Tomoka Land Co.	500,500	—	—	500,500	14,714,700	10,010
Forest City Enterprises, Inc., Class A	8,846,798	—	—	8,846,798	141,106,428	—
Newhall Holding Co. LLC, Class A Units	29,513,141	—	—	29,513,141	39,842,740	—
Thomas Properties Group, Inc.	7,354,979	—	—	7,354,979	35,892,298	220,649

Total Affiliates					$273,868,030	$230,659

*	As of April 30, 2012, no longer an affiliate.

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2011	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2012	Value at Apr. 30, 2012	Investment Income Nov. 1, 2011 - Apr. 30, 2012

Boardroom, Ltd.	22,522,784	—	—	22,522,784	$9,555,120	$179,400
Catalyst Paper Corp. *	72,271,095	—	72,271,095	—	—	—
GP Investments, Ltd., BDR	—	7,939,408	—	7,939,408	18,326,677	—
Netia S.A.	42,909,495	—	4,307,593	38,601,902	73,817,737	—
Rubicon, Ltd.	51,395,523	—	—	51,395,523	16,391,149	—
Tenon, Ltd.	10,482,120	—	—	10,482,120	6,343,082	—
WBL Corp., Ltd.	37,050,140	—	—	37,050,140	102,692,509	1,442,089

Total Affiliates					$227,126,274	$1,621,489

BDR: Brazilian Depositary Receipt

*	As of April 30, 2012, no longer an affiliate.

72

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Third Avenue Focused Credit Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2011	Gross Purchases and Additions		Gross Sales and Reductions	Shares/ Principal Amount Held at Apr. 30, 2012	Value at Apr. 30, 2012	Investment Income Nov. 1, 2011 - Apr. 30, 2012

Aveos Fleet Performance, Inc.:
Revolving Credit, due 3/12/13 *	2,574,468	—		—	2,574,468	$2,381,383	$—
Term Loan, due 3/12/13 *	3,180,308	—		—	3,180,308	3,005,391	—
Term Loan B, PIK, due 3/12/15 *	6,800,924	184,805	†	—	6,985,729	5,309,154	—
Term Loan B2, PIK, due 3/12/15 *	6,977,623	189,608	†	—	7,167,231	5,447,095	—
Aveos Holding Co. *	573,251	—		288,680	284,571	88,928	—

Total Affiliates						$16,231,951	$—

PIK: Payment-in-kind

†	Includes payment-in-kind interest.

*	As of April 30, 2012, no longer an affiliate.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2012, the Funds received the following board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statements of Operations.

Fund	Fees

Third Avenue Value Fund	$39,194
Third Avenue Small-Cap Value Fund	6
Third Avenue Real Estate Value Fund	5,937

On February 29, 2012, Third Avenue Value Fund processed in-kind redemptions totalling $106,255,348 from certain investors affiliated with the Advisor. The investors contributed the redeemed securities to a newly created fund affiliated with the Adviser. The investments redeemed in-kind have been valued in accordance with the valuation methods set forth in the Fund documents and the policies described in these financial statements.

6. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third

73

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority (“FINRA”) rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2012, distribution expenses were as follows:

Fund	Distribution Fees

Third Avenue Value Fund	$30,654
Third Avenue Small-Cap Value Fund	10,669
Third Avenue Real Estate Value Fund	56,188
Third Avenue International Value Fund	18,263
Third Avenue Focused Credit Fund	384,289

7. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	127,452	$5,600,201	446,995	$22,587,661
Shares issued upon reinvestment of dividends and distributions	11,053	437,197	7,214	367,337
Shares redeemed*	(182,354)	(8,191,705)	(243,977)	(12,237,560)

Net increase/(decrease)	(43,849)	$(2,154,307)	210,232	$10,717,438

74

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	1,818,200	$78,740,123	5,127,067	$258,905,978
Shares issued upon reinvestment of dividends and distributions	1,613,300	63,789,873	1,741,956	88,686,591
Shares redeemed*	(14,926,617)	(649,508,217)	(29,108,672)	(1,444,815,317)
Shares redeemed-in-kind	(2,230,381)	(106,255,348)	—	—

Net decrease	(13,725,498)	$(613,233,569)	(22,239,649)	$(1,097,222,748)

Third Avenue Small-Cap Value Fund:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	103,261	$2,121,537	241,849	$5,127,535
Shares issued upon reinvestment of dividends and distributions	1,666	32,863	2,292	47,738
Shares redeemed*	(62,679)	(1,327,730)	(107,234)	(2,297,147)

Net increase	42,248	$826,670	136,907	$2,878,126

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	1,048,593	$21,572,291	3,017,774	$63,843,002
Shares issued upon reinvestment of dividends and distributions	243,004	4,794,477	502,224	10,466,329
Shares redeemed*	(6,813,848)	(140,105,651)	(18,578,333)	(386,647,936)

Net decrease	(5,522,251)	$(113,738,883)	(15,058,335)	$(312,338,605)

75

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Third Avenue Real Estate Value Fund:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	630,231	$14,209,994	1,468,101	$34,437,218
Shares issued upon reinvestment of dividends and distributions	—	—	48,263	1,098,477
Shares redeemed*	(882,501)	(18,967,771)	(506,653)	(11,266,051)

Net increase/(decrease)	(252,270)	$(4,757,777)	1,009,711	$24,269,644

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	7,404,073	$165,858,791	15,516,901	$361,514,800
Shares issued upon reinvestment of dividends and distributions	—	—	2,629,170	59,865,785
Shares redeemed*	(12,206,773)	(265,660,135)	(16,604,692)	(378,348,436)

Net increase/(decrease)	(4,802,700)	$(99,801,344)	1,541,379	$43,032,149

Third Avenue International Value Fund:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	266,708	$4,069,928	1,280,048	$22,864,723
Shares issued upon reinvestment of dividends and distributions	13,771	191,418	6,877	114,010
Shares redeemed*	(177,406)	(2,657,014)	(795,698)	(13,235,091)

Net increase	103,073	$1,604,332	491,227	$9,743,642

76

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	6,546,403	$98,910,359	11,130,629	$190,446,355
Shares issued upon reinvestment of dividends and distributions	1,357,835	18,860,331	1,457,602	24,181,557
Shares redeemed*	(13,835,310)	(204,572,778)	(22,122,812)	(374,763,909)

Net decrease	(5,931,072)	$(86,802,088)	(9,534,581)	$(160,135,997)

Third Avenue Focused Credit Fund:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	8,148,523	$81,402,693	23,917,225	$267,034,377
Shares issued upon reinvestment of dividends and distributions	2,330,344	22,280,770	1,971,089	21,672,598
Shares redeemed*	(10,212,799)	(101,837,576)	(15,637,023)	(169,794,805)

Net increase	266,068	$1,845,887	10,251,291	$118,912,170

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	12,549,794	$125,161,214	31,012,475	$348,328,323
Shares issued upon reinvestment of dividends and distributions	5,099,682	48,716,852	4,877,322	53,622,795
Shares redeemed*	(17,825,235)	(176,479,865)	(29,901,735)	(332,093,979)

Net increase/(decrease)	(175,759)	$(2,601,799)	5,988,062	$69,857,139

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

77

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

8. COMMITMENTS AND CONTINGENCIES

At April 30, 2012, Third Avenue Real Estate Value Fund had the following commitment and contingency:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Alliance Bernstein Legacy Securities (C1) L.P.	Limited Partnership	$40,000,000	$37,000,000	$3,000,000

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

78

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Market risk:

Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation. At April 30, 2012, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A., Macquarie Bank Ltd. and Morgan Stanley Capital Services LLC.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

79

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

10. FEDERAL INCOME TAXES

The difference between book and tax basis total unrealized appreciation/(depreciation) is primarily attributable to mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs and partnerships, differences in the treatment of amortization of discount on certain debt instruments, deferred losses on wash sales and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on foreign currencies.

80

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2012
(Unaudited)

As of October 31, 2011, certain Funds have capital loss carryforwards which should be available to offset certain gains generated in future years prior to their expiration date as follows:

Expiration Date	Third Avenue Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund

10/31/2017	$407,198,562	$14,589,926	$67,126,072
10/31/2018	—	—	56,307,639

	$407,198,562	$14,589,926	$123,433,711

Therefore, no distributions of capital gains are expected to be paid to shareholders of the above Funds until either capital gains in excess of such carryforwards are recognized or such carryforwards expire. It is uncertain whether the Funds will be able to realize the full benefit of such carryforwards prior to their expiration date.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (“post-enactment year”) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

11. SUBSEQUENT EVENTS

The Adviser has notified The Bank of Nova Scotia that the Funds’ have elected not to renew the line of credit. Accordingly, the commitment will terminate on June 28, 2012.

The Adviser has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

81

Third Avenue Trust
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2011, and held for the six month period ended April 30, 2012.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

82

Third Avenue Trust
Schedule of Shareholder Expenses (continued)
(Unaudited)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period November 1, 2011 to April 30, 2012*	Annualized Expense Ratio

Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,059.20	$7.17	1.40%
Hypothetical	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,060.20	$5.89	1.15%
Hypothetical	$1,000.00	$1,019.14	$5.77	1.15%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,070.90	$7.21	1.40%
Hypothetical	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,071.60	$5.92	1.15%
Hypothetical	$1,000.00	$1,019.14	$5.77	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,138.80	$7.23	1.36%
Hypothetical	$1,000.00	$1,018.10	$6.82	1.36%
Institutional Class
Actual	$1,000.00	$1,140.30	$5.91	1.11%
Hypothetical	$1,000.00	$1,019.34	$5.57	1.11%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,032.90	$8.34	1.65%
Hypothetical	$1,000.00	$1,016.66	$8.27	1.65%
Institutional Class
Actual	$1,000.00	$1,034.00	$7.08	1.40%
Hypothetical	$1,000.00	$1,017.90	$7.02	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$1,043.30	$5.89	1.16%
Hypothetical	$1,000.00	$1,019.10	$5.82	1.16%
Institutional Class
Actual	$1,000.00	$1,044.70	$4.63	0.91%
Hypothetical	$1,000.00	$1,020.34	$4.57	0.91%

*

Expenses (net of fee waivers, expense offset arrangement and/or expense recovery) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year (182) divided by 366.

83

BOARD OF TRUSTEES

Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary
TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)
INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
CUSTODIAN
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 22, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 22, 2012

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 22, 2012